Accumulated other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2015
Accumulated other comprehensive income
Accumulated other comprehensive income/(loss)
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income/ (loss)
6M15 (CHF million)
Balance at beginning of period	(18)	(11,623)	56	(656)	17	(12,224)
Increase/(decrease)	43	(2,455)	(4)	0	0	(2,416)
Reclassification adjustments, included in net income	9	6	(1)	34	(7)	41
Total increase/(decrease)	52	(2,449)	(5)	34	(7)	(2,375)
Balance at end of period	34	(14,072)	51	(622)	10	(14,599)
6M14 (CHF million)
Balance at beginning of period	9	(13,738)	35	(714)	3	(14,405)
Increase/(decrease)	24	(186)	15	(3)	0	(150)
Reclassification adjustments, included in net income	(9)	0	0	22	(1)	12
Total increase/(decrease)	15	(186)	15	19	(1)	(138)
Balance at end of period	24	(13,924)	50	(695)	2	(14,543)

Details on significant reclassification adjustments
Details on significant reclassification adjustments
in	6M15	6M14
Reclassification adjustments, included in net income (CHF million)
Actuarial gains/(losses)
Amortization of recognized actuarial losses [1]	45	31
Tax expense/(benefit)	(11)	(9)
Net of tax	34	22
1 These components are included in the computation of total benefit costs. Refer to "Note 22 – Pension and other post-retirement benefits" for further information.